Store Closures (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) store
Restructuring and Related Cost, Expected Cost
Number of proposed underperforming store closures	70
Number of underperforming store closures	71
Restructuring charges incurred | $	$ 215